OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Energy)	CAD 4,038	CAD 3,725	CAD 3,176
Interest expense	(1,398)	(1,235)	(1,046)
Income / (Loss) from Equity Investments	440	522	597
(Loss)/Income before income taxes	(1,105)	2,824	2,499
Income tax expense	(35)	(830)	(605)
Net (Loss)/Income Attributable to Controlling Interests	(1,146)	1,843	1,789
Amounts reclassified from accumulated other comprehensive loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Loss)/Income before income taxes	(144)	95	(60)
Income tax expense	56	(40)	19
Net (Loss)/Income Attributable to Controlling Interests	(88)	55	(41)
Amounts reclassified from accumulated other comprehensive loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Energy)	(128)	111	(44)
Amounts reclassified from accumulated other comprehensive loss | Cash flow hedges | Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(16)	(16)	(16)
Amounts reclassified from accumulated other comprehensive loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss and past service cost	(41)	(25)	(34)
(Loss)/Income before income taxes	9	7	11
Net (Loss)/Income Attributable to Controlling Interests	(32)	(18)	(23)
Amounts reclassified from accumulated other comprehensive loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income / (Loss) from Equity Investments	(19)	(2)	(20)
Income tax expense	5		5
Net (Loss)/Income Attributable to Controlling Interests	CAD (14)	CAD (2)	CAD (15)